Liabilities For Pension Benefits - Additional Information (Detail) BRL in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 BRL	Dec. 31, 2015 USD ($)	Dec. 31, 2014 BRL	Dec. 31, 2013 BRL	Oct. 31, 2015 BRL
Defined Benefit Plan Disclosure [Line Items]
Share-based Compensation Expense | $			$ 0
Deferred Profit Sharing
Defined Benefit Plan Disclosure [Line Items]
Provisions for employee profit sharing		BRL 210,054
SISTEL
Defined Benefit Plan Disclosure [Line Items]
Surpluses of benefit plan amount						BRL (3,042,000)
Transferred amount related to plan sponsored by company						BRL 2,127,000
SISTEL | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Company's contributions | $	$ 30
FATL | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Company's contributions | $	$ 144,598
Oi. S.A. | Deferred Profit Sharing
Defined Benefit Plan Disclosure [Line Items]
Provisions for employee profit sharing		BRL 70,199
BrTREV Plans
Defined Benefit Plan Disclosure [Line Items]
Defined contribution pension Benefit Plan, description		The monthly, mandatory Basic Contribution of the BrTPREV group Participants corresponds to the product obtained, in whole numbers, by applying a percentage to the Contribution Salary (SP), according to the Participant’s age and option, as follows: (i) Age up to 25 years old - Basic Contribution cohort of 3 and 8 percent of the SP; (ii) Age 26 to 30 years old - Basic Contribution cohort of 4 to 8 percent of the SP; (iii) Age 31 to 35 years old - Basic Contribution cohort of 5 to 8 percent of the SP; (iv) Age 36 to 40 years old - Basic Contribution cohort of 6 to 8 percent of the SP; (v) Age 41 to 45 years old - Basic Contribution cohort of 7 to 8 percent of the SP; and (vi) Age 46 years old or more - Basic Contribution cohort of 8 percent of the SP.	The monthly, mandatory Basic Contribution of the BrTPREV group Participants corresponds to the product obtained, in whole numbers, by applying a percentage to the Contribution Salary (SP), according to the Participant’s age and option, as follows: (i) Age up to 25 years old - Basic Contribution cohort of 3 and 8 percent of the SP; (ii) Age 26 to 30 years old - Basic Contribution cohort of 4 to 8 percent of the SP; (iii) Age 31 to 35 years old - Basic Contribution cohort of 5 to 8 percent of the SP; (iv) Age 36 to 40 years old - Basic Contribution cohort of 6 to 8 percent of the SP; (v) Age 41 to 45 years old - Basic Contribution cohort of 7 to 8 percent of the SP; and (vi) Age 46 years old or more - Basic Contribution cohort of 8 percent of the SP.
Transferred amount related to plan sponsored by company		BRL 1,600,999		BRL 1,550,295	BRL 1,301,556
Company's contributions		BRL 139,935		123,304
Allocation of plan assets		100.00%	100.00%
BrTREV Plans | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets		5.21%	5.21%
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution pension Benefit Plan, description		The contributions from Active Participants of the PBS-Telemar Benefit Plan correspond to the sum of (i) 0.5 to 1.5 percent of the Contribution Salary (according to the participant's age on enrollment date); (ii) 1% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 11% of the Contribution Salary that exceeds one Standard Unit. The Sponsors' contributions are equivalent to 8% of the payroll of active participants of the plan.	The contributions from Active Participants of the PBS-Telemar Benefit Plan correspond to the sum of (i) 0.5 to 1.5 percent of the Contribution Salary (according to the participant's age on enrollment date); (ii) 1% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 11% of the Contribution Salary that exceeds one Standard Unit. The Sponsors' contributions are equivalent to 8% of the payroll of active participants of the plan.
Transferred amount related to plan sponsored by company		BRL 277,624		257,937	264,224
Company's contributions		BRL 71		77
Allocation of plan assets		100.00%	100.00%
Mathematical reserves, annual readjustment interest rate		6.00%	6.00%
PBS-Telemar Plan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets		88.00%	88.00%
PBS-Telemar Plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets		9.12%	9.12%
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution pension Benefit Plan, description		A participant's regular contribution is comprised of two portions (i) basic-equivalent to 2% of the contribution salary; and (ii) standard - equivalent to 3% of the positive difference between the total contribution salary and the social security contribution. The additional extraordinary contributions from participants are optional and can be made in multiples of 0.5% of the Contribution Salary, for a period of not less than six (6) months.	A participant's regular contribution is comprised of two portions (i) basic-equivalent to 2% of the contribution salary; and (ii) standard - equivalent to 3% of the positive difference between the total contribution salary and the social security contribution. The additional extraordinary contributions from participants are optional and can be made in multiples of 0.5% of the Contribution Salary, for a period of not less than six (6) months.
Maximum limit of contribution salary		8.00%	8.00%
Transferred amount related to plan sponsored by company		BRL 3,275,485		3,123,052	3,204,535
Allocation of plan assets		100.00%	100.00%
TelemarPrev Plan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets		91.00%	91.00%
TelemarPrev Plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets		5.08%	5.08%
TelemarPrev Plan | Exclusive Investment Funds | BRAZIL
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets		5.00%	5.00%
TelemarPrev Plan | Real Estate And Other Assets
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets		4.00%	4.00%
CELPREV plan | SISTEL
Defined Benefit Plan Disclosure [Line Items]
Surpluses of benefit plan amount		BRL 2,412
PAMA Plan
Defined Benefit Plan Disclosure [Line Items]
Surpluses of benefit plan amount		BRL 1,154,176
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
Defined contribution pension Benefit Plan, description		The monthly, mandatory Basic Contribution of the TCSPREV group Participants corresponds to the product obtained, in whole numbers, by applying a percentage, chosen by the Participant, to the Contribution Salary (SP) as follows: (i) Age up to 25 years old—basic contribution cohort of 3 and 8 percent of the SP; (ii) Age 26 to 30 years old—basic contribution cohort of 4 to 8 percent of the SP; (iii) Age 31 to 35 years old—basic contribution cohort of 5 to 8 percent of the SP; (iv) Age 36 to 40 years old—basic contribution cohort of 6 to 8 percent of the SP; (v) Age 41 to 45 years old—basic contribution cohort of 7 to 8 percent of the SP; and (vi) Age 46 years old or more—basic contribution cohort of 8 percent of the SP.	The monthly, mandatory Basic Contribution of the TCSPREV group Participants corresponds to the product obtained, in whole numbers, by applying a percentage, chosen by the Participant, to the Contribution Salary (SP) as follows: (i) Age up to 25 years old—basic contribution cohort of 3 and 8 percent of the SP; (ii) Age 26 to 30 years old—basic contribution cohort of 4 to 8 percent of the SP; (iii) Age 31 to 35 years old—basic contribution cohort of 5 to 8 percent of the SP; (iv) Age 36 to 40 years old—basic contribution cohort of 6 to 8 percent of the SP; (v) Age 41 to 45 years old—basic contribution cohort of 7 to 8 percent of the SP; and (vi) Age 46 years old or more—basic contribution cohort of 8 percent of the SP.
Transferred amount related to plan sponsored by company		BRL 1,558,586		BRL 1,434,836	BRL 1,442,657
Allocation of plan assets		100.00%	100.00%
Mathematical reserves, annual readjustment interest rate		5.50%	5.50%	5.50%	5.50%
TCSPREV plan | Exclusive Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan assets		11.45%	11.45%
PBS-A Plan | SISTEL
Defined Benefit Plan Disclosure [Line Items]
Surpluses of benefit plan amount		BRL 2,636,281
PBS-TNCP Plan | SISTEL
Defined Benefit Plan Disclosure [Line Items]
Surpluses of benefit plan amount		BRL 25,351
Active employees migrated to the CELPREV plan		35.00%	35.00%